Derivative Instruments - Cash Flow Hedges and Net Investment Hedges Reconciliation Related To Impacts on Consolidated Statement of Other Comprehensive Income, On a Pre-Tax Basis (Detail) - CAD ($)
$ in Millions
		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		$ 5,419
Ending Balance		7,986		$ 5,419
Cash Flow Hedges [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(2,046)	[1],[2]	(7,477)
Gains / (losses) recognized in OCI		1,360		3,478
Amount reclassified to net income as the hedged item affects net income		1,448		1,953
Ending Balance	[1],[2]	762		(2,046)
Active hedges		2,779		2,129
Discontinued hedges		(2,017)		(4,175)
Cash Flow Hedges [member] | Interest rate risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(2,480)	[1],[2]	(8,015)
Gains / (losses) recognized in OCI		1,316		3,564
Amount reclassified to net income as the hedged item affects net income		1,600		1,971
Ending Balance	[1],[2]	436		(2,480)
Active hedges		2,453		1,695
Discontinued hedges		(2,017)		(4,175)
Cash Flow Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		357	[1],[2]	610
Gains / (losses) recognized in OCI		(214)		(251)
Amount reclassified to net income as the hedged item affects net income		(1)		(2)
Ending Balance	[1],[2]	142		357
Active hedges		142		357
Cash Flow Hedges [member] | Equity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		77	[1],[2]	(72)
Gains / (losses) recognized in OCI		258		165
Amount reclassified to net income as the hedged item affects net income		(151)		(16)
Ending Balance	[1],[2]	184		77
Active hedges		184		77
Net Investment Hedges [member] | Foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(2,324)	[1],[2]	(2,186)
Gains / (losses) recognized in OCI		(105)		(138)
Ending Balance	[1],[2]	(2,429)		(2,324)
Active hedges		(2,429)		(2,324)
Hedged item [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Beginning Balance		(4,370)	[1],[2]	(9,663)
Gains / (losses) recognized in OCI		1,255		3,340
Amount reclassified to net income as the hedged item affects net income		1,448		1,953
Ending Balance	[1],[2]	(1,667)		(4,370)
Active hedges		350		(195)
Discontinued hedges		$ (2,017)		$ (4,175)

[1]	Tax balance related to cash flow hedges accumulated other comprehensive income was $(235) million as at October 31, 2025 ($527 million as at October 31, 2024).
[2]	Tax balance related to net investment hedges accumulated other comprehensive income was $622 million as at October 31, 2025 ($593 million as at October 31, 2024).